UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2014


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA CAPITAL GROWTH FUND
APRIL 30, 2014

                                                                      (Form N-Q)

48491-0614                                   (C)2014, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA CAPITAL GROWTH FUND
April 30, 2014 (unaudited)

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             EQUITY SECURITIES (99.3%)

             COMMON STOCKS (98.5%)

             CONSUMER DISCRETIONARY (14.1%)
             ------------------------------
             APPAREL RETAIL (1.1%)
    87,200   Gap, Inc.                                                                   $    3,427
    73,500   TJX Companies, Inc.                                                              4,276
                                                                                         ----------
                                                                                              7,703
                                                                                         ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.9%)
    71,600   Hanesbrands, Inc.                                                                5,878
                                                                                         ----------
             AUTOMOBILE MANUFACTURERS (4.0%)
   326,000   Fuji Heavy Industries Ltd.                                                       8,562
   663,000   Isuzu Motors Ltd.                                                                3,846
    42,808   KIA Motors Corp.                                                                 2,374
   733,000   Mazda Motor Corp.                                                                3,276
   174,600   Toyota Motor Corp.                                                               9,420
                                                                                         ----------
                                                                                             27,478
                                                                                         ----------
             AUTOMOTIVE RETAIL (0.4%)
    18,500   O'Reilly Automotive, Inc.*                                                       2,753
                                                                                         ----------
             BROADCASTING (0.9%)
 1,964,881   ITV plc                                                                          6,038
                                                                                         ----------
             CABLE & SATELLITE (1.6%)
    85,600   Comcast Corp. "A"                                                                4,430
    47,100   Time Warner Cable, Inc.                                                          6,663
                                                                                         ----------
                                                                                             11,093
                                                                                         ----------
             COMPUTER & ELECTRONICS RETAIL (0.5%)
 4,970,600   DSG International plc*                                                           3,775
                                                                                         ----------
             DEPARTMENT STORES (2.4%)
   100,200   Macy's, Inc.                                                                     5,755
   100,343   Next plc                                                                        11,046
                                                                                         ----------
                                                                                             16,801
                                                                                         ----------
             HOME IMPROVEMENT RETAIL (1.4%)
    57,900   Home Depot, Inc.                                                                 4,603
   116,900   Lowe's Companies, Inc.                                                           5,367
                                                                                         ----------
                                                                                              9,970
                                                                                         ----------
             RESTAURANTS (0.5%)
    74,100   Brinker International, Inc.                                                      3,641
                                                                                         ----------
             SPECIALTY STORES (0.4%)
    40,000   PetSmart, Inc.                                                                   2,707
                                                                                         ----------
             Total Consumer Discretionary                                                    97,837
                                                                                         ----------

================================================================================

1  | USAA Capital Growth Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             CONSUMER STAPLES (8.7%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.5%)
    84,300   Archer-Daniels-Midland Co.                                                  $    3,687
                                                                                         ----------
             DRUG RETAIL (0.9%)
    90,400   CVS Caremark Corp.                                                               6,574
                                                                                         ----------
             FOOD RETAIL (2.5%)
   285,171   Koninklijke Ahold N.V.                                                           5,501
   139,580   Kroger Co.                                                                       6,426
   154,100   Safeway, Inc.                                                                    5,249
                                                                                         ----------
                                                                                             17,176
                                                                                         ----------
             HOUSEHOLD PRODUCTS (1.6%)
    26,700   Kimberly-Clark Corp.                                                             2,997
    47,250   Procter & Gamble Co.                                                             3,900
    49,946   Reckitt Benckiser Group plc                                                      4,027
                                                                                         ----------
                                                                                             10,924
                                                                                         ----------
             HYPERMARKETS & SUPER CENTERS (0.5%)
    42,000   Wal-Mart Stores, Inc.                                                            3,348
                                                                                         ----------
             PACKAGED FOODS & MEAT (0.7%)
   109,000   Tyson Foods, Inc. "A"                                                            4,575
                                                                                         ----------
             PERSONAL PRODUCTS (0.3%)
    23,590   Nu Skin Enterprises, Inc. "A"                                                    2,052
                                                                                         ----------
             SOFT DRINKS (0.7%)
    58,100   PepsiCo, Inc.                                                                    4,990
                                                                                         ----------
             TOBACCO (1.0%)
   174,500   Altria Group, Inc.                                                               6,999
                                                                                         ----------
             Total Consumer Staples                                                          60,325
                                                                                         ----------
             ENERGY (7.4%)
             -------------
             INTEGRATED OIL & GAS (2.7%)
 5,540,000   China Petroleum and Chemical Corp. "H"                                           4,881
   613,881   Gazprom OAO ADR                                                                  4,427
    97,781   OMV AG                                                                           4,574
 3,982,000   PetroChina Co. Ltd. "H"                                                          4,602
                                                                                         ----------
                                                                                             18,484
                                                                                         ----------
             OIL & GAS EQUIPMENT & SERVICES (0.5%)
    19,800   Core Laboratories N.V.                                                           3,716
                                                                                         ----------
             OIL & GAS EXPLORATION & PRODUCTION (1.1%)
   101,100   Cabot Oil & Gas Corp.                                                            3,971
   171,600   Enerplus Corp.                                                                   3,806
                                                                                         ----------
                                                                                              7,777
                                                                                         ----------
             OIL & GAS REFINING & MARKETING (3.1%)
    38,800   Marathon Petroleum Corp.                                                         3,606
   215,883   Neste Oil Oyj                                                                    4,433
    77,630   Phillips 66                                                                      6,460
   113,900   Valero Energy Corp.                                                              6,512
                                                                                         ----------
                                                                                             21,011
                                                                                         ----------
             Total Energy                                                                    50,988
                                                                                         ----------
             FINANCIALS (18.9%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
   138,850   Apollo Global Management, LLC "A"                                                3,767
                                                                                         ----------

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                                                   Portfolio of Investments |  2

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             DIVERSIFIED BANKS (8.9%)
 3,293,000   Agricultural Bank of China Ltd. "H"                                         $    1,376
   314,900   Bank of America Corp.                                                            4,767
 9,278,000   Bank of China Ltd. "H"                                                           4,093
 5,021,000   China Construction Bank Corp. "H"                                                3,465
 1,799,400   China Merchants Bank Co. Ltd. "H"                                                3,203
   273,708   Credit Agricole S.A.*                                                            4,312
 6,758,000   Industrial and Commercial Bank of China Ltd. "H"                                 4,018
   120,000   JPMorgan Chase & Co.                                                             6,718
 2,080,500   Mizuho Financial Group, Inc.                                                     4,070
   433,900   Nordea Bank AB                                                                   6,269
   422,000   Oversea-Chinese Banking Corp. Ltd.                                               3,248
   584,000   Public Bank Berhad                                                               3,602
    53,400   Societe Generale                                                                 3,319
    89,300   Sumitomo Mitsui Financial Group, Inc.                                            3,523
   333,000   United Overseas Bank Ltd.                                                        5,780
                                                                                         ----------
                                                                                             61,763
                                                                                         ----------
             INVESTMENT BANKING & BROKERAGE (0.8%)
   727,000   Daiwa Securities Group, Inc.                                                     5,440
                                                                                         ----------
             LIFE & HEALTH INSURANCE (0.6%)
    77,110   Protective Life Corp.                                                            3,944
                                                                                         ----------
             MULTI-LINE INSURANCE (2.3%)
    97,650   Ageas                                                                            4,198
    36,300   Allianz SE                                                                       6,287
    81,200   Assurant, Inc.                                                                   5,474
                                                                                         ----------
                                                                                             15,959
                                                                                         ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.8%)
   883,750   Challenger Ltd.                                                                  5,788
                                                                                         ----------
             PROPERTY & CASUALTY INSURANCE (1.4%)
    26,600   Allied World Assurance Co.                                                       2,865
    78,000   Allstate Corp.                                                                   4,442
    98,700   First American Financial Corp.                                                   2,625
                                                                                         ----------
                                                                                              9,932
                                                                                         ----------
             REAL ESTATE DEVELOPMENT (1.0%)
   576,000   China Overseas Land & Investment Ltd.                                            1,412
 5,527,000   Country Garden Holdings Co. Ltd.                                                 2,217
 1,512,000   Shimao Property Holdings Ltd.                                                    2,976
                                                                                         ----------
                                                                                              6,605
                                                                                         ----------
             REGIONAL BANKS (0.6%)
   209,900   Fifth Third Bancorp                                                              4,326
                                                                                         ----------
             REINSURANCE (1.6%)
    50,705   Hannover Rueck SE                                                                4,721
    14,424   Muenchener Rueckversicherungs-Gesellschaft AG                                    3,331
    27,100   RenaissanceRe Holdings Ltd.                                                      2,742
                                                                                         ----------
                                                                                             10,794
                                                                                         ----------
             REITs - SPECIALIZED (0.4%)
    84,690   Corrections Corp. of America                                                     2,778
                                                                                         ----------
             Total Financials                                                               131,096
                                                                                         ----------
             HEALTH CARE (11.3%)
             -------------------
             BIOTECHNOLOGY (2.1%)
    67,635   Actelion Ltd.                                                                    6,644
    35,500   Amgen, Inc.                                                                      3,967
    89,600   Myriad Genetics, Inc.*                                                           3,782
                                                                                         ----------
                                                                                             14,393
                                                                                         ----------

================================================================================

3  | USAA Capital Growth Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             HEALTH CARE DISTRIBUTORS (1.6%)
    82,450   Cardinal Health, Inc.                                                       $    5,731
    33,300   McKesson Corp.                                                                   5,634
                                                                                         ----------
                                                                                             11,365
                                                                                         ----------
             HEALTH CARE EQUIPMENT (0.6%)
    72,400   Medtronic, Inc.                                                                  4,259
                                                                                         ----------
             PHARMACEUTICALS (7.0%)
    47,320   Jazz Pharmaceuticals plc*                                                        6,384
   125,165   Novo Nordisk A/S "B"                                                             5,647
   220,400   Pfizer, Inc.                                                                     6,894
    70,080   Questcor Pharmaceuticals, Inc.                                                   5,759
    39,268   Roche Holding AG                                                                11,511
    51,920   Salix Pharmaceuticals Ltd.*                                                      5,711
   108,501   Shire plc                                                                        6,188
                                                                                         ----------
                                                                                             48,094
                                                                                         ----------
             Total Health Care                                                               78,111
                                                                                         ----------
             INDUSTRIALS (12.4%)
             -------------------
             AEROSPACE & DEFENSE (6.4%)
    41,900   Alliant Techsystems, Inc.                                                        6,043
    56,500   Boeing Co.                                                                       7,290
 1,295,843   Cobham plc                                                                       6,754
    35,500   Huntington Ingalls Industries, Inc.                                              3,656
    47,600   Lockheed Martin Corp.                                                            7,813
    60,600   Northrop Grumman Corp.                                                           7,363
    54,900   Raytheon Co.                                                                     5,242
                                                                                         ----------
                                                                                             44,161
                                                                                         ----------
             AIRLINES (1.4%)
    67,300   Alaska Air Group, Inc.                                                           6,332
   999,136   Turk Hava Yollari Anonim Ortakligi                                               3,194
                                                                                         ----------
                                                                                              9,526
                                                                                         ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
   221,000   Hino Motors Ltd.                                                                 2,910
                                                                                         ----------
             HEAVY ELECTRICAL EQUIPMENT (0.7%)
   429,000   Mitsubishi Electric Corp.                                                        4,880
                                                                                         ----------
             INDUSTRIAL CONGLOMERATES (0.7%)
    38,600   Siemens AG                                                                       5,087
                                                                                         ----------
             INDUSTRIAL MACHINERY (0.5%)
    41,000   Duerr AG                                                                         3,233
                                                                                         ----------
             RAILROADS (2.3%)
    85,200   Canadian Natlional Railway Co.                                                   4,990
    36,700   Central Japan Railway Co.                                                        4,502
    46,100   East Japan Railway Co.                                                           3,361
    74,300   West Japan Railway Co.                                                           3,011
                                                                                         ----------
                                                                                             15,864
                                                                                         ----------
             Total Industrials                                                               85,661
                                                                                         ----------
             INFORMATION TECHNOLOGY (11.1%)
             ------------------------------
             APPLICATION SOFTWARE (0.7%)
   117,300   Aspen Technology, Inc.*                                                          5,043
                                                                                         ----------
             COMMUNICATIONS EQUIPMENT (1.8%)
   565,000   Brocade Communications Systems, Inc.*                                            5,260
   158,500   Cisco Systems, Inc.                                                              3,663

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
   135,700   Juniper Networks, Inc.*                                                     $    3,351
                                                                                         ----------
                                                                                             12,274
                                                                                         ----------
             DATA PROCESSING & OUTSOURCED SERVICES (1.4%)
    25,317   Blackhawk Network Holdings, Inc. "B"                                               583
    64,480   Computer Sciences Corp.                                                          3,816
    25,400   Visa, Inc. "A"                                                                   5,146
                                                                                         ----------
                                                                                              9,545
                                                                                         ----------
             INTERNET SOFTWARE & SERVICES (0.8%)
    90,600   Facebook, Inc. "A"*                                                              5,416
                                                                                         ----------
             IT CONSULTING & OTHER SERVICES (0.5%)
    44,710   Cap Gemini                                                                       3,158
                                                                                         ----------
             SEMICONDUCTORS (1.7%)
     5,511   Samsung Electronics Co. Ltd.                                                     7,163
   106,800   Texas Instruments, Inc.                                                          4,854
                                                                                         ----------
                                                                                             12,017
                                                                                         ----------
             SYSTEMS SOFTWARE (1.3%)
   125,700   Oracle Corp.                                                                     5,138
   195,800   Symantec Corp.                                                                   3,971
                                                                                         ----------
                                                                                              9,109
                                                                                         ----------
             TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (2.9%)
    20,600   Apple, Inc.                                                                     12,156
    53,000   SanDisk Corp.                                                                    4,503
    41,100   Western Digital Corp.                                                            3,622
                                                                                         ----------
                                                                                             20,281
                                                                                         ----------
             Total Information Technology                                                    76,843
                                                                                         ----------

             MATERIALS (6.6%)
             ----------------
             COMMODITY CHEMICALS (1.5%)
   564,000   Asahi Kasei Corp.                                                                3,834
    33,700   LyondellBasell Industries N.V. "A"                                               3,117
    56,200   Methanex Corp.                                                                   3,481
                                                                                         ----------
                                                                                             10,432
                                                                                         ----------
             CONSTRUCTION MATERIALS (0.4%)
 1,487,000   PT Indocement Tunggal Prakarsa Tbk                                               2,823
                                                                                         ----------
             DIVERSIFIED METALS & MINING (0.6%)
    78,500   Rio Tinto plc                                                                    4,274
                                                                                         ----------
             PAPER PACKAGING (2.1%)
    71,280   Avery Dennison Corp.                                                             3,468
    93,800   Packaging Corp. of America                                                       6,250
   197,854   Smurfit Kappa Group plc                                                          4,402
                                                                                         ----------
                                                                                             14,120
                                                                                         ----------
             PAPER PRODUCTS (1.5%)
   118,400   International Paper Co.                                                          5,524
   282,141   Mondi plc                                                                        4,680
                                                                                         ----------
                                                                                             10,204
                                                                                         ----------
             SPECIALTY CHEMICALS (0.5%)
    18,193   PPG Industries, Inc.                                                             3,522
                                                                                         ----------
             Total Materials                                                                 45,375
                                                                                         ----------
             TELECOMMUNICATION SERVICES (4.4%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (3.0%)
   912,050   BT Group plc                                                                     5,675
   224,662   Hellenic Telecommunications Organization (OTE S.A.)*                             3,581

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5  | USAA Capital Growth Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
    58,800   Nippon Telegraph & Telephone Corp.                                          $    3,256
22,715,250   PT Telekomunikasi Indonesia Persero Tbk                                          4,450
    71,400   Verizon Communications, Inc.                                                     3,336
                                                                                         ----------
                                                                                             20,298
                                                                                         ----------
             WIRELESS TELECOMMUNICATION SERVICES (1.4%)
   183,300   America Movil S.A.B. de C.V. ADR "L"                                             3,681
   110,300   Freenet AG                                                                       3,813
    91,274   MegaFon OAO GDR                                                                  2,373
                                                                                         ----------
                                                                                              9,867
                                                                                         ----------
             Total Telecommunication Services                                                30,165
                                                                                         ----------
             UTILITIES (3.6%)
             ----------------
             ELECTRIC UTILITIES (0.7%)
 1,347,600   Tenaga Nasional Berhad                                                           4,911
                                                                                         ----------
             GAS UTILITIES (1.0%)
   135,310   Enagas S.A.                                                                      4,168
    96,520   Gas Natural SDG S.A.                                                             2,767
                                                                                         ----------
                                                                                              6,935
                                                                                         ----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
 2,936,000   Huaneng Power International, Inc. "H"                                            2,867
                                                                                         ----------
             MULTI-UTILITIES (1.5%)
   251,256   GDF Suez                                                                         6,335
    81,500   Wisconsin Energy Corp.                                                           3,951
                                                                                         ----------
                                                                                             10,286
                                                                                         ----------
             Total Utilities                                                                 24,999
                                                                                         ----------
             Total Common Stocks (cost: $526,066)                                           681,400
                                                                                         ----------
             PREFERRED STOCKS (0.8%)

             FINANCIALS (0.4%)
             -----------------
             DIVERSIFIED BANKS (0.4%)
   538,230   Itausa-Investimentos Itau S.A.                                                   2,366
                                                                                         ----------
             Total Financials                                                                 2,366
                                                                                         ----------
             UTILITIES (0.4%)
             ----------------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
   246,800   Companhia Energetica de Sao Paulo "B"                                            2,925
                                                                                         ----------
             Total Utilities                                                                  2,925
                                                                                         ----------
             Total Preferred Stocks (cost: $5,440)                                            5,291
                                                                                         ----------
             Total Equity Securities (cost: $531,506)                                       686,691
                                                                                         ----------
             MONEY MARKET INSTRUMENTS (0.4%)

             MONEY MARKET FUNDS (0.4%)
 2,591,080   State Street Institutional Liquid Reserve Fund, 0.07%(a) (cost:  $2,591)         2,591
                                                                                         ----------

             TOTAL INVESTMENTS (COST: $534,097)                                          $  689,282
                                                                                         ==========

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------
                                         (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                       QUOTED PRICES        OTHER         SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL       INPUTS
ASSETS                                     ASSETS                                               TOTAL
-----------------------------------------------------------------------------------------------------
Equity Securities:
   Common Stocks                       $     681,400     $        --     $         --     $   681,400
   Preferred Stocks                            5,291              --               --           5,291
Money Market Instruments:
   Money Market Funds                          2,591              --               --           2,591
-----------------------------------------------------------------------------------------------------
Total                                  $     689,282     $        --     $         --     $   689,282
-----------------------------------------------------------------------------------------------------

For the period of August 1, 2013, through April 30, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

7  | USAA Capital Growth Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Capital Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the

================================================================================

8  | USAA Capital Growth Fund

================================================================================

calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Forward currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the

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9  | USAA Capital Growth Fund

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measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of April 30, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2014, were $167,147,000 and $11,962,000, respectively, resulting in net unrealized appreciation of $155,185,000.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $691,504,000 at April 30, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 47.7% of net assets at April 30, 2014.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
GDR Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT     Real estate investment trust

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at April 30, 2014.
*    Non-income-producing security.

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                                         Notes to Portfolio of Investments |  10


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.


                             SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     06/24/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     06/24/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     06/24/2014
         ------------------------------